Paras Madho
Director
Securities Operations

Received SEC
JUL 0 8 2008
Washington,

NYSE Group

NYSE Group, Inc. | 20 Broad Street
New York, New York 10005
t 212.656.5026 | f 212.656.5893
pmadho@nyse.com

[redacted]

08053840

CERTNYS
001-12869

July 8, 2008

Ms. Velma T. Smith
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

PROCESSED
JUL 23 2008 K
THOMSON REUTERS

Dear Ms. Smith:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, CONSTELLATION ENERGY GROUP, INC., Series A Junior Subordinated Debentures and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on July 7, 2008. Tentative listing date – Not yet determined.

Sincerely,

Paras Madho

END